REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
REVENUES:
Schedule of Contract Assets on Uncompleted Contracts

At March 31, 2021 and December 31, 2020, contract assets on uncompleted contracts consisted of the following:

	March 31, 2021	December 31. 2020
Costs and estimated earnings recognized	$1,679,930	$4,152,850
Less: Billings or cash received	(1,642,364)	(4,050,392)
Contract assets	$37,566	$102,458

Schedule of Contract Liabilities on Uncompleted Contracts

At March 31, 2021 and December 31, 2020, contract liabilities on uncompleted contracts consisted of the following:

	March 31, 2021	December 31. 2020
Billings and/or cash receipts on uncompleted contracts	$2,530,216	$2,978,007
Less: Costs and estimated earnings recognized	(2,364,183)	(2,268,454)
Contract liabilities	$166,033	$709,553

Schedule of Disaggregation of Revenue Quantitative

Quantitative:

For the Three Months Ended March 31, 2021

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,757,446	$55,842	$28,560	$22,829	$132,977	$157,100	$2,154,754

Major Goods and Service Lines

Turnkey Projects	$1,323,322	$—	$8,339	$1,537	$—	$—	$1,333,198
Maintenance & Support	434,124	55,842	20,221	21,292	—	—	531,479
Data Center Auditing Services	—	—	—	—	130,592	—	130,592
Software License	—	—	—	—	2,385	—	2,385
Algorithms	—	—	—	—	—	157,100	157,100
	$1,757,446	$55,842	$28,560	$22,829	$132,977	$157,100	$2,154,754

Timing of Revenue Recognition

Goods transferred over time	$1,323,322	$—	$8,339	$1,537	$132,977	$157,100	$1,623,275
Services transferred over time	434,124	55,842	20,221	21,292	—	—	531,479
	$1,757,446	$55,842	$28,560	$22,829	$132,977	$157,100	$2,154,754

For the Three Months Ended March 31, 2020

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$713,258	$74,335	$27,149	$44,119	$132,084	$990,945

Major Goods and Service Lines

Turnkey Projects	$481,110	$8,622	$—	$23,942	$—	$513,674
Maintenance & Support	232,148	65,713	27,149	20,177	—	345,187
Data Center Auditing Services	—	—	—	—	129,699	129,699
Software License	—	—	—	—	2,385	2,385
	$713,258	$74,335	$27,149	$44,119	$132,084	$990,945

Timing of Revenue Recognition

Goods transferred over time	$481,110	$8,622	$—	$23,942	$132,084	$645,758
Services transferred over time	232,148	65,713	27,149	20,177	—	345,187
	$713,258	$74,335	$27,149	$44,119	$132,084	$990,945

For the Year Ended December 31, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Major Goods and Service Lines
Turnkey Projects	$4,131,155	$59,616	$33,363	$599,481	$132,515	$—	$—	$4,956,130
Technical Support	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
Data Center Auditing Services	—	—	—	—	—	266,449	—	266,449
Software License	—	—	—	—	—	7,155	—	7,155
Algorithms	—	—	—	—	—	—	1,008,671	1.008,671
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Timing of Revenue Recognition
Goods transferred over time	$4,131,155	$59,616	$33,363	$599,481	$132,515	$273,604	$1,008,671	$6,238,405
Services transferred over time	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

For the Year Ended December 31, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Major Goods and Service Lines
Turnkey Projects	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$—	$11,963,438
Maintenance & Support	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
Data Center Auditing Services	—	—	—	—	—	246,658	246,658
Software License	—	—	—	—	—	53,760	53,760
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Timing of Revenue Recognition
Goods transferred over time	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$300,418	$12,263,856
Services transferred over time	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315